Membership Interests (Schedule Of Membership Interests) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at the beginning			$ 12,588	$ 11,932	$ 11,932
Net income	$ 318	$ 258	741	595	770	$ 713	$ 651
Capital contributions			318	188	705	788	1,978
Distributions			318	739	839	356	319
Net effects of cash flow hedges	1	1	2	2
Defined benefit pension plans	(1)	(1)	(3)	(5)	(17)	(9)	$ (27)
Balance at end	13,334		13,334		12,588	11,932
Member Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at the beginning	13,142	12,353	12,719	12,083	12,083
Net income	318	258	741	595
Capital contributions	106	62	318	188
Distributions	(106)	(546)	(318)	(739)
Net effects of cash flow hedges		0	0	0
Defined benefit pension plans		0	0	0
Balance at end	13,460	12,127	13,460	12,127	12,719	12,083
AOCI Attributable to Parent [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at the beginning	(128)	(146)	(131)	(151)	(151)
Net income		0	0	0
Capital contributions		0	0	0
Distributions		0	0	0
Net effects of cash flow hedges	1	1	2	2
Defined benefit pension plans	1	1	3	5
Balance at end	(126)	(144)	(126)	(144)	(131)	(151)
Membership Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Balance at the beginning	13,014	12,207	12,588	11,932	11,932
Net income	318	258	741	595
Capital contributions	106	62	318	188
Distributions	(106)	(546)	(318)	(739)
Net effects of cash flow hedges	1	1	2	2
Defined benefit pension plans	1	1	3	5
Balance at end	$ 13,334	$ 11,983	$ 13,334	$ 11,983	$ 12,588	$ 11,932